Quarterly Holdings Report
for
Fidelity Advisor® Equity Value Fund
August 31, 2023
AEV-NPRT3-1023
1.805757.119
Common Stocks - 96.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Entertainment - 2.2%
Activision Blizzard, Inc.	51,049	4,695,998
Media - 3.5%
Comcast Corp. Class A	159,798	7,472,154
TOTAL COMMUNICATION SERVICES		12,168,152
CONSUMER DISCRETIONARY - 2.7%
Diversified Consumer Services - 1.7%
H&R Block, Inc.	90,442	3,615,871
Specialty Retail - 1.0%
Ross Stores, Inc.	17,091	2,081,855
TOTAL CONSUMER DISCRETIONARY		5,697,726
CONSUMER STAPLES - 11.8%
Beverages - 1.4%
Coca-Cola European Partners PLC	25,507	1,635,254
Keurig Dr. Pepper, Inc.	40,800	1,372,920
		3,008,174
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	11,900	801,941
Dollar General Corp.	12,562	1,739,837
U.S. Foods Holding Corp. (a)	45,638	1,845,144
		4,386,922
Food Products - 2.8%
Mondelez International, Inc.	62,404	4,446,909
Tyson Foods, Inc. Class A	26,164	1,393,756
		5,840,665
Household Products - 2.8%
Procter & Gamble Co.	20,484	3,161,501
Reckitt Benckiser Group PLC	21,399	1,544,275
The Clorox Co.	7,990	1,250,036
		5,955,812
Personal Care Products - 2.7%
Haleon PLC	340,214	1,393,021
Kenvue, Inc.	143,992	3,319,016
Unilever PLC sponsored ADR	21,902	1,117,440
		5,829,477
TOTAL CONSUMER STAPLES		25,021,050
ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Antero Resources Corp. (a)	40,321	1,115,682
ConocoPhillips Co.	24,514	2,917,901
Equinor ASA sponsored ADR	48,432	1,480,566
Exxon Mobil Corp.	86,480	9,615,711
Occidental Petroleum Corp.	25,349	1,591,664
Ovintiv, Inc.	29,131	1,367,992
Parex Resources, Inc.	92,655	1,753,396
		19,842,912
FINANCIALS - 22.2%
Banks - 9.5%
Bank of America Corp.	157,669	4,520,370
Cullen/Frost Bankers, Inc.	4,143	391,638
JPMorgan Chase & Co.	42,558	6,227,512
M&T Bank Corp.	16,800	2,100,840
PNC Financial Services Group, Inc.	15,572	1,880,008
U.S. Bancorp	45,787	1,672,599
Wells Fargo & Co.	83,657	3,454,198
		20,247,165
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	8,938	1,197,781
BlackRock, Inc. Class A	4,899	3,431,945
Invesco Ltd.	20,478	326,010
Northern Trust Corp.	13,980	1,063,459
		6,019,195
Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	26,706	9,619,502
Insurance - 5.3%
Chubb Ltd.	24,761	4,973,742
The Travelers Companies, Inc.	27,044	4,360,304
Willis Towers Watson PLC	9,544	1,973,317
		11,307,363
TOTAL FINANCIALS		47,193,225
HEALTH CARE - 18.8%
Health Care Providers & Services - 10.2%
Centene Corp. (a)	70,648	4,355,449
Cigna Group	19,395	5,358,063
CVS Health Corp.	28,615	1,864,840
Elevance Health, Inc.	6,758	2,987,104
Humana, Inc.	6,060	2,797,478
UnitedHealth Group, Inc.	9,084	4,329,253
		21,692,187
Pharmaceuticals - 8.6%
AstraZeneca PLC sponsored ADR	48,699	3,302,766
Bristol-Myers Squibb Co.	75,278	4,640,889
Johnson & Johnson	23,326	3,771,348
Roche Holding AG (participation certificate)	9,287	2,725,627
Sanofi SA sponsored ADR	73,897	3,929,842
		18,370,472
TOTAL HEALTH CARE		40,062,659
INDUSTRIALS - 8.4%
Aerospace & Defense - 3.7%
Airbus Group NV	7,563	1,106,520
L3Harris Technologies, Inc.	8,887	1,582,686
Lockheed Martin Corp.	4,475	2,006,366
Northrop Grumman Corp.	7,127	3,086,632
		7,782,204
Air Freight & Logistics - 0.5%
DHL Group	23,143	1,081,223
Electrical Equipment - 1.3%
Eaton Corp. PLC	2,928	674,523
Regal Rexnord Corp.	12,802	2,076,356
		2,750,879
Industrial Conglomerates - 0.7%
Siemens AG	10,464	1,572,015
Machinery - 1.6%
Deere & Co.	3,200	1,315,008
Oshkosh Corp.	4,890	507,729
Pentair PLC	22,785	1,600,874
		3,423,611
Professional Services - 0.6%
Maximus, Inc.	15,781	1,275,420
TOTAL INDUSTRIALS		17,885,352
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 2.5%
Cisco Systems, Inc.	90,699	5,201,588
IT Services - 2.1%
Amdocs Ltd.	24,927	2,223,488
Capgemini SA	5,955	1,111,330
Cognizant Technology Solutions Corp. Class A	16,110	1,153,637
		4,488,455
Software - 1.2%
Gen Digital, Inc.	76,476	1,548,639
Open Text Corp.	24,400	982,344
		2,530,983
TOTAL INFORMATION TECHNOLOGY		12,221,026
MATERIALS - 2.0%
Chemicals - 1.4%
DuPont de Nemours, Inc.	38,029	2,924,050
Metals & Mining - 0.6%
Lundin Mining Corp.	87,437	678,167
Newmont Corp.	14,451	569,658
		1,247,825
TOTAL MATERIALS		4,171,875
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	14,875	1,265,119
UTILITIES - 9.1%
Electric Utilities - 6.5%
Constellation Energy Corp.	20,671	2,153,091
Edison International	29,900	2,058,615
Evergy, Inc.	18,959	1,042,176
NextEra Energy, Inc.	25,777	1,721,904
PG&E Corp. (a)	264,242	4,307,145
Portland General Electric Co.	7,297	320,046
Southern Co.	33,261	2,252,768
		13,855,745
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp.	89,538	1,605,416
Multi-Utilities - 1.8%
Dominion Energy, Inc.	42,627	2,069,115
National Grid PLC	78,926	985,186
Sempra	12,400	870,728
		3,925,029
TOTAL UTILITIES		19,386,190
TOTAL COMMON STOCKS (Cost $171,196,571)		204,915,286

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd. (Cost $2,543,900)	58,888	2,400,118

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (b) (Cost $4,995,652)	4,994,653	4,995,652

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $178,736,123)	212,311,056
NET OTHER ASSETS (LIABILITIES) - 0.2%	360,487
NET ASSETS - 100.0%	212,671,543

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	2,498,638	41,883,154	39,386,140	142,996	-	-	4,995,652	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	1,345,750	26,492,497	27,838,247	23,780	-	-	-	0.0%
Total	3,844,388	68,375,651	67,224,387	166,776	-	-	4,995,652

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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